Capital Stock - Redemption of Common Shares and Common Stock Issuance (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital
Maximum authorized redeemable shares (shares)		946,066
Maximum authorized redeemable shares percentage		1.00%
Redemption of common shares (shares)	0	0	1,047,243
Redemption of common shares			$ 9
Common shares issued on exercise of stock options (shares)		461,442	262,836
Issuance of common share upon exercise of stock options		$ 4	$ 1
common stock
Disclosure of classes of share capital
Redemption of common shares (shares)		0	1,047,243
Redemption of common shares		$ 0	$ 5
Common shares issued on exercise of stock options (shares)		461,442	262,836
Issuance of common share upon exercise of stock options		$ 5	$ 2